Insurance business - Movements in carrying amounts of insurance contracts - analysis by measurement component (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	£ (43)	£ (47)
Opening liabilities	20,004	22,201
Insurance contracts liability (asset) opening balance	19,961	22,154
Changes that relate to future services
Adjustments to liabilities for incurred claims	24	9
Increase (decrease) through insurance service result, insurance contracts liability (asset)	(124)	(121)
Net finance (income)/expense from insurance contracts	1,586	(3,004)
Effect of movements in exchange rates	(372)	949
Total changes in the statement of profit or loss and other comprehensive income	1,090	(2,176)
Cash flows
Premiums received	1,689	1,936
Claims and other insurance service expenses paid, including investment components	(2,135)	(1,940)
Insurance acquisition cash flows	(43)	(40)
Total cash flows	(489)	(44)
Other movements	(8)	27
Insurance contracts liability (asset) closing balance	20,554	19,961
Closing assets	(41)	(43)
Closing liabilities	20,595	20,004
Life direct participating and Investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	0	0
Opening liabilities	19,719	21,922
Insurance contracts liability (asset) opening balance	19,719	21,922
Changes that relate to current services
Contractual service margin recognised for services provided	(77)	(78)
Change in risk adjustment for non-financial risk expired	(6)	(5)
Experience adjustments	(12)	6
Changes that relate to future services
Contracts initially recognised in the year	0	0
Changes in estimates that adjust contractual service margin	0	0
Changes in estimates that result in losses and reversal of losses on onerous contracts	8	2
Adjustments to liabilities for incurred claims	0	(1)
Increase (decrease) through insurance service result, insurance contracts liability (asset)	(87)	(76)
Net finance (income)/expense from insurance contracts	1,585	(2,979)
Effect of movements in exchange rates	(371)	946
Total changes in the statement of profit or loss and other comprehensive income	1,127	(2,109)
Cash flows
Premiums received	1,471	1,721
Claims and other insurance service expenses paid, including investment components	(2,019)	(1,816)
Insurance acquisition cash flows	(15)	(14)
Total cash flows	(563)	(109)
Other movements	6	15
Insurance contracts liability (asset) closing balance	20,289	19,719
Closing assets	0	0
Closing liabilities	20,289	19,719
Life other contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	(43)	(47)
Opening liabilities	285	279
Insurance contracts liability (asset) opening balance	242	232
Changes that relate to current services
Contractual service margin recognised for services provided	(43)	(36)
Change in risk adjustment for non-financial risk expired	(6)	(7)
Experience adjustments	(19)	(20)
Changes that relate to future services
Contracts initially recognised in the year	1	2
Changes in estimates that adjust contractual service margin	0	0
Changes in estimates that result in losses and reversal of losses on onerous contracts	6	6
Adjustments to liabilities for incurred claims	24	10
Increase (decrease) through insurance service result, insurance contracts liability (asset)	(37)	(45)
Net finance (income)/expense from insurance contracts	1	(25)
Effect of movements in exchange rates	(1)	3
Total changes in the statement of profit or loss and other comprehensive income	(37)	(67)
Cash flows
Premiums received	218	215
Claims and other insurance service expenses paid, including investment components	(116)	(124)
Insurance acquisition cash flows	(28)	(26)
Total cash flows	74	65
Other movements	(14)	12
Insurance contracts liability (asset) closing balance	265	242
Closing assets	(41)	(43)
Closing liabilities	306	285
Estimates of present value of future cash flows and risk adjustment | Life direct participating and Investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	0	0
Opening liabilities	18,771	21,172
Insurance contracts liability (asset) opening balance	18,771	21,172
Changes that relate to current services
Contractual service margin recognised for services provided	0	0
Change in risk adjustment for non-financial risk expired	(6)	(5)
Experience adjustments	(12)	6
Changes that relate to future services
Contracts initially recognised in the year	(48)	(54)
Changes in estimates that adjust contractual service margin	133	(178)
Changes in estimates that result in losses and reversal of losses on onerous contracts	8	2
Adjustments to liabilities for incurred claims	0	(1)
Increase (decrease) through insurance service result, insurance contracts liability (asset)	75	(230)
Net finance (income)/expense from insurance contracts	1,585	(2,979)
Effect of movements in exchange rates	(352)	901
Total changes in the statement of profit or loss and other comprehensive income	1,308	(2,308)
Cash flows
Premiums received	1,471	1,721
Claims and other insurance service expenses paid, including investment components	(2,019)	(1,816)
Insurance acquisition cash flows	(15)	(14)
Total cash flows	(563)	(109)
Other movements	1	16
Insurance contracts liability (asset) closing balance	19,517	18,771
Closing assets	0	0
Closing liabilities	19,517	18,771
Estimates of present value of future cash flows and risk adjustment | Life other contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	(76)	(79)
Opening liabilities	134	139
Insurance contracts liability (asset) opening balance	58	60
Changes that relate to current services
Contractual service margin recognised for services provided	0	0
Change in risk adjustment for non-financial risk expired	(6)	(7)
Experience adjustments	(19)	(20)
Changes that relate to future services
Contracts initially recognised in the year	(24)	(23)
Changes in estimates that adjust contractual service margin	(1)	(8)
Changes in estimates that result in losses and reversal of losses on onerous contracts	6	6
Adjustments to liabilities for incurred claims	24	10
Increase (decrease) through insurance service result, insurance contracts liability (asset)	(20)	(42)
Net finance (income)/expense from insurance contracts	(1)	(26)
Effect of movements in exchange rates	0	(2)
Total changes in the statement of profit or loss and other comprehensive income	(21)	(70)
Cash flows
Premiums received	218	215
Claims and other insurance service expenses paid, including investment components	(116)	(124)
Insurance acquisition cash flows	(28)	(26)
Total cash flows	74	65
Other movements	(21)	3
Insurance contracts liability (asset) closing balance	90	58
Closing assets	(63)	(76)
Closing liabilities	153	134
Contracts under the fair value approach | Life direct participating and Investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	0	0
Opening liabilities	29	34
Insurance contracts liability (asset) opening balance	29	34
Changes that relate to current services
Contractual service margin recognised for services provided	(3)	(3)
Change in risk adjustment for non-financial risk expired	0	0
Experience adjustments	0	0
Changes that relate to future services
Contracts initially recognised in the year	0	0
Changes in estimates that adjust contractual service margin	(16)	1
Changes in estimates that result in losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	0	0
Increase (decrease) through insurance service result, insurance contracts liability (asset)	(19)	(2)
Net finance (income)/expense from insurance contracts	0	0
Effect of movements in exchange rates	0	1
Total changes in the statement of profit or loss and other comprehensive income	(19)	(1)
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid, including investment components	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Other movements	0	(4)
Insurance contracts liability (asset) closing balance	10	29
Closing assets	0	0
Closing liabilities	10	29
Contracts under the fair value approach | Life other contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	6	17
Opening liabilities	114	94
Insurance contracts liability (asset) opening balance	120	111
Changes that relate to current services
Contractual service margin recognised for services provided	(19)	(21)
Change in risk adjustment for non-financial risk expired	0	0
Experience adjustments	0	0
Changes that relate to future services
Contracts initially recognised in the year	0	0
Changes in estimates that adjust contractual service margin	9	11
Changes in estimates that result in losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	0	0
Increase (decrease) through insurance service result, insurance contracts liability (asset)	(10)	(10)
Net finance (income)/expense from insurance contracts	1	1
Effect of movements in exchange rates	(1)	3
Total changes in the statement of profit or loss and other comprehensive income	(10)	(6)
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid, including investment components	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Other movements	0	15
Insurance contracts liability (asset) closing balance	110	120
Closing assets	4	6
Closing liabilities	106	114
Contracts under the modified retros- pective approach | Life direct participating and Investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	0	0
Opening liabilities	657	520
Insurance contracts liability (asset) opening balance	657	520
Changes that relate to current services
Contractual service margin recognised for services provided	(57)	(57)
Change in risk adjustment for non-financial risk expired	0	0
Experience adjustments	0	0
Changes that relate to future services
Contracts initially recognised in the year	0	0
Changes in estimates that adjust contractual service margin	(26)	161
Changes in estimates that result in losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	0	0
Increase (decrease) through insurance service result, insurance contracts liability (asset)	(83)	104
Net finance (income)/expense from insurance contracts	0	0
Effect of movements in exchange rates	(14)	33
Total changes in the statement of profit or loss and other comprehensive income	(97)	137
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid, including investment components	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Other movements	1	0
Insurance contracts liability (asset) closing balance	561	657
Closing assets	0	0
Closing liabilities	561	657
Contracts under the modified retros- pective approach | Life other contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	0	0
Opening liabilities	15	19
Insurance contracts liability (asset) opening balance	15	19
Changes that relate to current services
Contractual service margin recognised for services provided	(5)	(5)
Change in risk adjustment for non-financial risk expired	0	0
Experience adjustments	0	0
Changes that relate to future services
Contracts initially recognised in the year	0	0
Changes in estimates that adjust contractual service margin	5	0
Changes in estimates that result in losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	0	0
Increase (decrease) through insurance service result, insurance contracts liability (asset)	0	(5)
Net finance (income)/expense from insurance contracts	0	0
Effect of movements in exchange rates	0	1
Total changes in the statement of profit or loss and other comprehensive income	0	(4)
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid, including investment components	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Other movements	0	0
Insurance contracts liability (asset) closing balance	15	15
Closing assets	0	0
Closing liabilities	15	15
Other contracts | Life direct participating and Investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	0	0
Opening liabilities	262	196
Insurance contracts liability (asset) opening balance	262	196
Changes that relate to current services
Contractual service margin recognised for services provided	(17)	(18)
Change in risk adjustment for non-financial risk expired	0	0
Experience adjustments	0	0
Changes that relate to future services
Contracts initially recognised in the year	48	54
Changes in estimates that adjust contractual service margin	(91)	16
Changes in estimates that result in losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	0	0
Increase (decrease) through insurance service result, insurance contracts liability (asset)	(60)	52
Net finance (income)/expense from insurance contracts	0	0
Effect of movements in exchange rates	(5)	11
Total changes in the statement of profit or loss and other comprehensive income	(65)	63
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid, including investment components	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Other movements	4	3
Insurance contracts liability (asset) closing balance	201	262
Closing assets	0	0
Closing liabilities	201	262
Other contracts | Life other contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	27	15
Opening liabilities	22	27
Insurance contracts liability (asset) opening balance	49	42
Changes that relate to current services
Contractual service margin recognised for services provided	(19)	(10)
Change in risk adjustment for non-financial risk expired	0	0
Experience adjustments	0	0
Changes that relate to future services
Contracts initially recognised in the year	25	25
Changes in estimates that adjust contractual service margin	(13)	(3)
Changes in estimates that result in losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	0	0
Increase (decrease) through insurance service result, insurance contracts liability (asset)	(7)	12
Net finance (income)/expense from insurance contracts	1	0
Effect of movements in exchange rates	0	1
Total changes in the statement of profit or loss and other comprehensive income	(6)	13
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid, including investment components	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Other movements	7	(6)
Insurance contracts liability (asset) closing balance	50	49
Closing assets	18	27
Closing liabilities	£ 32	£ 22